Related Party Transactions - Summary of Significant Related Party Transactions (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Unimos Shanghai [member]
Disclosure of transactions between related parties [Line Items]
Subcontracting fee	$ 17	$ 1	$ 41,183